Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	5,719	4,988
Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	134	121
Cash and Cash Equivalents [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	150	125
Short-term Securities [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	180	100
Real Estate [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2	2
Corporate Shares - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	943	920
Corporate Shares - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2,708	2,077
Bonds and Debentures - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,416	1,643
Bonds and debentures - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	186
Level 1 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	3,802	3,124
Level 1 [Member] | Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1	2
Level 1 [Member] | Cash and Cash Equivalents [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	150	125
Level 1 [Member] | Short-term Securities [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 1 [Member] | Real Estate [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 1 [Member] | Corporate Shares - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	943	920
Level 1 [Member] | Corporate Shares - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2,708	2,077
Level 1 [Member] | Bonds and Debentures - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 1 [Member] | Bonds and debentures - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 2 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,798	1,758
Level 2 [Member] | Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	16	15
Level 2 [Member] | Cash and Cash Equivalents [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 2 [Member] | Short-term Securities [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	180	100
Level 2 [Member] | Real Estate [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 2 [Member] | Corporate Shares - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 2 [Member] | Corporate Shares - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,416	1,643
Level 2 [Member] | Bonds and debentures - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	186
Level 3 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	119	106
Level 3 [Member] | Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	117	104
Level 3 [Member] | Cash and Cash Equivalents [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 3 [Member] | Short-term Securities [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 3 [Member] | Real Estate [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2	2
Level 3 [Member] | Corporate Shares - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 3 [Member] | Corporate Shares - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 3 [Member] | Bonds and Debentures - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets
Level 3 [Member] | Bonds and debentures - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets